Equity - Transactions related to capital reduction (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Line Items]
Purchase of treasury shares	€ 24	€ 757	€ 130
Reduction of treasury shares	8,800,000
Cancellation of treasury shares	€ 299
Treasury shares transactions [Member]
Equity [Line Items]
Shares acquired	2,938,248	41,489,816	3,318,211
Average market price	€ 36.61	€ 36.22	€ 39.21
Purchase of treasury shares	€ 108	€ 1,503	€ 130
Reduction of treasury shares	8,758,455	33,500,000	3,809,675
Cancellation of treasury shares	€ 299	€ 1,216	€ 152
Shares in treasury, at the end of the period	2,169,609	7,989,816
Total cost	€ 83	€ 287